Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Research and Development Expenses [Abstract]
Schedule of Research and Development Expenses
	For the years ended December 31,
	2024	2023	2022
Depreciation and amortization expenses	$137,983	$99,713	$87,366
Development expenses	—	—	122,640
Direct cost	961,080	947,183	1,028,064
Employee compensation and benefits	223,646	260,118	262,446
Other expenses	60,896	57,459	48,000
	$1,383,605	$1,364,473	$1,548,516